Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value		$ 0
Preferred stock, shares authorized		Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common Stock, Shares, Outstanding	6,351,354	5,804,254
Common stock, shares issued	6,351,354	5,804,254